FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Liabilities (Details) - Financial liabilities at amortised cost - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amortizing Notes
Disclosure of financial liabilities [line items]
Carrying value	$ 15.5	$ 70.4
Financial liabilities, at fair value	15.5	70.4
Amortizing Notes | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	15.5	70.4
Amortizing Notes | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		0.0
Notes
Disclosure of financial liabilities [line items]
Carrying value	6,157.0	5,764.0
Financial liabilities, at fair value	5,568.6	5,808.3
Notes | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	0.0	0.0
Notes | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	5,568.6	5,808.3
Notes | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	$ 0.0	$ 0.0